Transactions With Related Parties, Central Tankers Chartering Inc (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 22, 2022	Jan. 06, 2021	May 06, 2020
Transactions with Related Parties [Abstract]
Revenue from related parties	$ 7,294	$ 0	$ 0
Central Tankers Chartering [Member]
Transactions with Related Parties [Abstract]
Term of time charter	15 years			5 years
Charter rate per day				$ 24,500	$ 32,450
Optional term to extend time charter	2 years
Charter rate per day in first optional year					33,950
Charter rate per day in second optional year					$ 35,450
Revenue from related parties	$ 7,294
Due to related parties	$ 0	$ 0
Central Tankers Chartering [Member] | M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach [Member]
Transactions with Related Parties [Abstract]
Term of time charter	5 years
Charter rate per day						$ 16,200
Optional term to extend time charter	2 years
Charter rate per day in first optional year						17,200
Charter rate per day in second optional year						$ 18,200